Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended		13 Months Ended	19 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended
		Jun. 03, 2025	Mar. 20, 2024	Nov. 15, 2021	Jun. 30, 2025	Apr. 30, 2024	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2022	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000231762
Account Value [Line Items]
Line Graph and Table Measure Name												Global X Blockchain & Bitcoin Strategy ETF
Accumulated Value				$ 10,000									$ 2,360			$ 3,294	$ 6,982	$ 13,619
C000245376
Account Value [Line Items]
Line Graph and Table Measure Name												Global X Bitcoin Trend Strategy ETF
Accumulated Value			$ 10,000			$ 8,568					$ 7,940			$ 10,931	$ 11,302
C000259532
Account Value [Line Items]
Line Graph and Table Measure Name												Global X Bitcoin Covered Call ETF
Accumulated Value		$ 10,000			$ 10,156		$ 10,947	$ 10,503	$ 10,930	$ 10,360
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											S&P 500 Index (USD) (TR)
Accumulated Value				10,000									8,392			9,243	12,757	15,494
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]											S&P 500 Index (USD) (TR)
Accumulated Value			10,000			9,648					11,007			10,815	13,368
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]											S&P 500 Index (USD) (TR)
Accumulated Value		10,000			10,404		10,637	10,853	11,249	11,512
Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]											Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)
Accumulated Value				$ 10,000									$ 3,190			$ 5,395	$ 11,000	$ 17,174
CoinDesk Bitcoin Trend Indicator Futures Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]											CoinDesk Bitcoin Trend Indicator Futures Index (USD) (TR)
Accumulated Value			$ 10,000			$ 9,236					$ 8,430			$ 11,428	$ 11,470
Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]											Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)
Accumulated Value		$ 10,000			$ 10,115		$ 11,002	$ 10,202	$ 10,743	$ 10,328

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Price Return (PR) - Price Return
[5]	Price Return (PR) - Price Return